Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in Accounting Policies and Disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
The Group has adopted the Conceptual Framework for Financial Reporting 2018 and the following revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9 IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	COVID-19-Related Rent Concessions (early adopted )
Amendments to IAS 1 and IAS 8	Definition of Material
The nature and the impact of the
Conceptual Framework for Financial Reporting 2018
and the revised IFRSs are described below.

(a)
Conceptual Framework for Financial Reporting 2018 (the
“
Conceptual Framework
”
)
sets out a comprehensive set of concepts for financial reporting and standard setting, and provides guidance for preparers of financial statements in developing consistent accounting policies and assistance to all parties to understand and interpret the standards. The Conceptual Framework includes new chapters on measurement and reporting financial performance, new guidance on the derecognition of assets and liabilities, and updated definitions and recognition criteria for assets and liabilities. It also clarifies the roles of stewardship, prudence and measurement uncertainty in financial reporting. The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The Conceptual Framework did not have any significant impact on the financial position and performance of the Group.

(b)
Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group has applied the amendments prospectively to transactions or other events that occurred on or after January 1, 2020. The amendments did not have any impact on the financial position and performance of the Group.

(c)
Amendments to IFRS 9, IAS 39 and IFRS 7 address issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative risk-free rate (“RFR”). The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the introduction of the alternative RFR. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The Group has applied the temporary reliefs to continue its existing interest rate hedging relationships. Information of the hedging relationships to which the Group applies the temporary reliefs is disclosed in Note 23 to the financial statements.

(d)
Amendment to IFRS 16 provides a practical expedient for lessees to elect not to apply lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic. The practical expedient applies only to rent concessions occurring as a direct consequence of the pandemic and only if (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before June 30, 2021; and (iii) there is no substantive change to other terms and conditions of the lease. The amendment is effective for annual periods beginning on or after June 1, 2020 with earlier application permitted and shall be applied retrospectively.

During the year ended December 31, 2020, certain monthly lease payments for the leases of the Group’s buildings, aircraft and engines have been reduced or waived by the lessors upon reducing the scale of production as a result of the pandemic and there are no other changes to the terms of the leases. The Group has early adopted the amendment on January 1, 2020 and elected not to apply lease modification accounting for all rent concessions granted by the lessors as a result of the pandemic during the year ended December 31, 2020. Accordingly, a reduction in the lease payments arising from the rent concessions of RMB3 million has been accounted for as a variable lease payment by derecognizing part of the lease liabilities and crediting to profit or loss for the year ended December 31, 2020.

(e)
Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information, or both. The amendments did not have any significant impact on the financial position and performance of the Group
.